Acquisitions and Dispositions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions and Dispositions
Acquisitions and Dispositions

During February 2015, Victory entered into a letter of intent ("LOI") and subsequently into (a) the Pre-Merger Collaboration Agreement (the “Collaboration Agreement”) with Lucas Energy Inc. (“Lucas”), Navitus and AEP Assets, LLC ("AEP"), a wholly-owned subsidiary of Aurora; and (b) the Pre-Merger Loan and Funding Agreement (the “Loan Agreement”) with Lucas. During March 2015 the parties entered into Amendment No. 1 to the Pre-Merger Collaboration which amendments affected thereby are included in the discussion of the Collaboration Agreement below. Payments of $195,928 and $317,027 were made by Aurora, on behalf of Victory, to Earthstone Energy/Oak Valley Resources and Penn Virginia, respectively, for costs related to the two Earthstone Energy/ Oak Valley Resources and the five Penn Virginia operated Eagle Ford wells, respectively.

The initial draw, and additional amounts borrowed by Lucas under the Loan Agreement were evidenced by a Secured Subordinated Delayed Draw Term Note issued by Lucas in favor of Victory, which was in an initial amount of $250,000 (the “Draw Note”). Borrowings evidenced by the Draw Note accrued interest at one-half of one percent (0.5%) per annum, with accrued interest payable in one lump sum on maturity. The maturity date of the Draw Note was February 26, 2015. A total of $600,000 was paid to Lucas under the Draw Note.

Subsequent to March 31, 2015, the Company terminated the LOI and notified Lucas pursuant to the Loan Agreement, that it would not extend any further credit to Lucas under the Loan Agreement. There were $0 associated costs incurred during the nine-month periods ended September 30, 2017 and 2016.

Further, the Company entered into: (1) a Settlement Agreement and Mutual Release (the “Lucas Settlement Agreement”) with Lucas; (2) a Settlement Agreement and Mutual Release (the “Rogers Settlement Agreement”) with Louise H. Rogers, (“Rogers”), and; (3) a Compromise Settlement Agreement and Mutual General Release, effective as of September 25, 2015 (the “Earthstone Settlement Agreement”, and, together with the Lucas Settlement Agreement and the Rogers Settlement Agreement, the “Settlement Agreements”) with Earthstone Operating, LLC, Earthstone Energy, Inc., Oak Valley Resources, LLC, Oak Valley Operating LLC and Sabine River Energy, LLC (collectively, “Earthstone”), Lucas, AEP, and Aurora.

Lucas Settlement Agreement

The Company and Lucas agreed to terminate any and all obligations between the parties arising under the LOI and the Collaboration Agreement. The Company and Lucas further agreed that the Company would retain ownership and control over five Penn Virginia well-bores previously assigned by Lucas to the Company (the “Penn Virginia Well-Bores”), as well as the obligations to pay the expenses associated with such Penn Virginia Well-Bores effective after August 1, 2014. Under the terms of the Lucas Settlement Agreement, Lucas agreed to assign to the Company all of Lucas’ rights in a certain oil and gas property located in the same field as the Penn Virginia Well-Bores (the “Additional Penn Virginia Property”), including the rights to all revenues from all wells on some properties.

Rogers Settlement and Amended Rogers Settlement Agreements

The Company and Rogers agreed, among other things: (i) to terminate the contingent promissory note in the principal amount of $250,000 payable to Rogers that was issued by Victory in connection with the entry by Lucas and the Company into the Collaboration Agreement; (ii) that the Company would pay Rogers, on or before July 15, 2015, $258,125; and (iii) that Rogers’ legal counsel will hold the assignment of the Additional Penn Virginia Property and the Settlement Shares in escrow until such time as the payment of $258,125 is made by the Company to the Rogers. Failure of the Company to make the payment of $258,125 on or before July 15, 2015, would result in the Company being in default under the Rogers Settlement Agreement and default interest on the amount due would begin to accrue at a per diem rate of $129.0625. Additionally, the Company acknowledged in the Amendment its obligation to pay Rogers’ attorney’s fees in the amount of $26,616. The Company has not made any payments to Rogers pursuant to the Rogers Settlement Agreement and as a result the additional Penn Virginia Property was returned to Lucas in September 2015. The full amount due under the Roger’s obligation including accrued interest at September 30, 2017 totals $362,408 and is included in accrued liabilities on the consolidated balance sheet.

Divestiture Agreement

On August 21, 2017, in connection with the Transaction Agreement, the Company entered into a Divestiture Agreement with Navitus, pursuant to which the Company has agreed to divest and transfer its 50% ownership interest in Aurora to Navitus, which currently owns the remaining 50% interest, in consideration for a release from Navitus of all of the Company’s obligations under the second amended partnership agreement, dated October 1, 2011, between Victory and Navitus (the “Partnership Agreement”), including, without limitation, obligations to return to Navitus investors their accumulated deferred capital, deferred interest and related allocations of equity. The Company has also agreed to pay off or otherwise satisfy all indebtedness and other material liabilities of Aurora at or prior to closing of the Divestiture Agreement.

Closing of the Divestiture Agreement is subject to Shareholder Approval at the Shareholders Meeting and other customary closing conditions, including, without limitation, the receipt of all authorizations, consents and approvals of all governmental authorities or agencies; the receipt of any required consents of any third parties; execution of an amendment and restatement of the Partnership Agreement; and execution of a mutual release by the parties. Closing is expected to occur shortly after approval at the Shareholders Meeting.

The Divestiture Agreement may be terminated (i) by mutual written consent, (ii) by either party if any governmental entity has issued an order or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by Divestiture Agreement, (iii) by either party if the other party has breached is representations and warrants or any covenant or other agreement to be performed by it in a manner such that the closing conditions would not be satisfied; (iv) by Navitus if (a) its conditions set forth in the Divestiture Agreement have been satisfied and the Company fails to consummate the Divestiture on the date the closing should have occurred pursuant to the Divestiture Agreement and (b) Navitus has irrevocably confirmed in writing that all the Company’s conditions set forth in the Divestiture Agreement have been satisfied or that it is willing to waive all unsatisfied conditions and it stands ready, willing and able to consummate the closing on such date; or (v) by the Company if (a) its conditions set forth in the Divestiture Agreement have been satisfied and Navitus fails to consummate the Divestiture on the date the closing should have occurred pursuant to the Divestiture Agreement and (b) the Company has irrevocably confirmed in writing that all Navitus’ conditions set forth in the Divestiture Agreement have been satisfied or that it is willing to waive all unsatisfied conditions and it stands ready, willing and able to consummate the closing on such date.

The foregoing summary of the terms and conditions of the Divestiture Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of that agreement filed as an exhibit to this report.

Acquisitions and Dispositions

During February of 2015, Victory entered into a letter of intent ("LOI") and subsequently into (a) the Pre-Merger Collaboration Agreement (the “Collaboration Agreement”) with Lucas Energy Inc. (“Lucas”), Navitus and AEP Assets, LLC ("AEP"), a wholly-owned subsidiary of Aurora; and (b) the Pre-Merger Loan and Funding Agreement (the “Loan Agreement”) with Lucas. During March of 2015 the parties entered into Amendment No. 1 to the Pre-Merger Collaboration which amendments affected thereby are included in the discussion of the Collaboration Agreement below. Payments of $195,928 and $317,027 were made by Aurora, on behalf of Victory, to Earthstone Energy/Oak Valley Resources and Penn Virginia, respectively, pursuant to the Pre-Merger Collaboration Agreement for costs related to the two Earthstone Energy/Oak Valley Resources and the five Penn Virginia operated Eagle Ford wells, respectively.

The initial draw, and any other amounts borrowed by Lucas under the Loan Agreement were evidenced by a Secured Subordinated Delayed Draw Term Note issued by Lucas in favor of Victory, which was in an initial amount of $250,000 (the “Draw Note”). Borrowings evidenced by the Draw Note accrued interest at 0.5% per annum, with accrued interest payable in one lump sum on maturity. The maturity date of the Draw Note was February 26, 2016. A total of $600,000 was paid to Lucas under the Draw Note.

Subsequent to March 31, 2015, the Company terminated the LOI and notified Lucas pursuant to the Loan Agreement, that it would not extend any further credit to Lucas under the Loan Agreement. Merger related direct costs, as well as cost related to reserving amounts receivable on advances made under the Collaboration Agreement totaled approximately $1,326,850 and are included in General and Administrative expenses for the twelve months ended December 31, 2015. There were zero associated costs incurred during the twelve months ended December 31, 2016.

Further, the Company entered into (1) a Settlement Agreement and Mutual Release (the “Lucas Settlement Agreement”) with Lucas, (2) a Settlement Agreement and Mutual Release (the “Rogers Settlement Agreement”) with Louise H. Rogers, (“Rogers”), and (3) a Compromise Settlement Agreement and Mutual General Release, effective as of September 25, 2015 (the “Earthstone Settlement Agreement”, and, together with the Lucas Settlement Agreement and the Rogers Settlement Agreement, the “Settlement Agreements”) with Earthstone Operating, LLC, Earthstone Energy, Inc., Oak Valley Resources, LLC, Oak Valley Operating LLC and Sabine River Energy, LLC (collectively, “Earthstone”), Lucas, AEP, and Aurora.

Lucas Settlement Agreement

The Company and Lucas agreed to terminate any and all obligations between the parties arising under the LOI and the Collaboration Agreement. The Company and Lucas further agreed that the Company would retain ownership and control over five Penn Virginia well-bores previously assigned by Lucas to the Company (the “Penn Virginia Well-Bores”), as well as the obligations to pay the expenses associated with such Penn Virginia Well-Bores effective after August 1, 2014. Under the terms of the Lucas Settlement Agreement, Lucas agreed to assign to the Company all of Lucas’ rights in a certain oil and gas property located in the same field as the Penn Virginia Well-Bores (the “Additional Penn Virginia Property”), including the rights to all revenues from all wells on some properties.

Rogers Settlement and Amended Rogers Settlement Agreements

The Company and Rogers agreed, among other things, (i) to terminate the contingent promissory note in the principal amount of $250,000 payable to Rogers that was issued by Victory in connection with the entry by Lucas and the Company into the Collaboration Agreement, (ii) that the Company would pay Rogers, on or before July 15, 2015, $258,125, and (iii) that Rogers’ legal counsel will hold the assignment of the Additional Penn Virginia Property and the Settlement Shares in escrow until such time as the payment of $258,125 is made by the Company to the Rogers. Failure of the Company to make the payment of $258,125 on or before July 15, 2015, would result in the Company being in default under the Rogers Settlement Agreement and default interest on the amount due would begin to accrue at a per diem rate of $129.0625. Additionally, the Company acknowledged in the Amendment its obligation to pay Rogers’ attorney’s fees in the amount of $22,500. The Company has not made any payments to Rogers pursuant to the Rogers Settlement Agreement and as a result the additional Penn Virginia Property was returned to Lucas in September 2015. The full amount due under the Roger’s obligation including accrued interest at December 31, 2016 totals $349,916 and is included in accrued liabilities on the consolidated balance sheet.

Earthstone Settlement Agreement

The Company assigned to Earthstone certain oil and gas interests in the wells which were previously transferred to the Company by Lucas in February 2015. The Company and Earthstone agreed to release each other from any and all claims, demands and causes of action which either party had against the other prior to the effective date of the Earthstone Settlement Agreement, whether known or unknown, except in connection with the breach, enforcement or interpretation of the Earthstone Settlement Agreement. Lucas and Earthstone similarly agreed to release each other from such claims pursuant to the terms of the Earthstone Settlement Agreement. The Company charged $195,928 related to the Earthstone Settlement Agreement to General and Administrative expenses as a cost of the merger termination during the twelve-month period ended December 31, 2015.